FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number                811-21170

Exact Name of registrant as                       Index Plus Fund, Inc.
      Specified in charter

Address of principal executive office             2820 Hanover Avenue
                                                  Dallas, Texas 75225

Name and address of agent for service             Laura S. Adams
                                                  2820 Hanover Avenue
                                                  Dallas, Texas 75225

Registrants telephone number, including area code 214-691-6460

Date of fiscal year end:                          12/31/04

Date of reporting period:                         09/30/04































Item 1.  Schedule of Investments

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2004

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 99.83%

Capital Goods - 4.06%
   3-M Company                              485       $  38,785
                                                        -------
                                                         38,755
Consumer Discretionary - 16.75%
   Time Warner                             2317          37,396
   Home Depot                              1154          45,237
   UPS                                      558          42,363
   Viacom/B                                1038          34,835
                                                        -------
                                                        159,831

Consumer Staples - 13.11%
   Coca Cola                               1558          62,398
   Altria                                   726          34,151
   Pepsi                                    587          28,558
                                                        -------
                                                        125,107

Energy - 5.03%
   Chevron/Texaco                           894          47,954
                                                        -------
                                                         47,954

Financial - 17.56%
   American Express                        1024          52,695
   Fannie Mae                               585          37,089
   Wells Fargo                              701          41,801
   Wachovia                                 765          35,917
                                                        -------
                                                        167,502

Healthcare/Pharmaceutical - 19.99%
   Amgen                                    710          40,335
   Eli Lilly                                645          38,732
   Abbott                                   963          40,793
   Medtronic                                823          42,714
   Merck                                    853          28,149
                                                        -------
                                                        190,723
- Continued -

INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS, continued

SEPTEMBER 30, 2004


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      -------

Technology/Telecommunications - 23.33%
   Comcast                                 1387      $   39,169
   Dell                                    1155          41,118
   Intel                                   1750          35,105
   Cisco                                   1250          22,625
   SBC-Southwestern Bell                   1574          40,845
   Verizon                                 1110          43,712
                                                        -------
                                                        222,574

                                                       --------

   Total common stocks (cost $956,656)               $  952,476


SHORT-TERM INVESTMENTS - 0.17%
   Cash Less Debits                      1,607            1,607
                                                       --------

   Total short-term investments    (cost $1,607)          1,607
                                                       --------

Total investment securities -  100.00% (cost $958,263)  954,083

                                                       --------

Net assets - 100.00%                                 $  954,083
                                                   ============















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions - Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2004 were $817,231 and $520,092 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated ($4,180), of which $43,025 related to unrealized appreciation of securities and ($47,205) related to unrealized depreciation of securities. The cost of investments at September 30, 2004 for Federal Income tax purposes was $956,656, excluding short term investments.







Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.









Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Index Plus Fund, Inc.

                                             By /s/ Laura S. Adams
                                                    --------------
                                                    Laura S. Adams
                                                    President

Date:  10/26/04






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Index Plus Fund, Inc.

                                             By /s/ Laura S. Adams
                                                    --------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/26/04